OTHER OPERATING GAINS (Tables)	6 Months Ended
Jun. 30, 2022
Operating Income (Loss) [Abstract]
Other Operating Gains
Other operating gains for the six months ended June 30, 2022 and June 30, 2021 are as follows:

(in thousands of $)	2022	2021
Loss on termination of vessel lease	(431)	—
Gain on sale of vessels	6,055	—
Gain on settlement of claim	1,202	—
Gain on pool arrangements	248	1,048
Other gains	8	85
Other operating gains	7,082	1,133